John Deere Owner Trust 2016-B	EXHIBIT 99.3
Servicer’s Certificate

$243,600,000   Class A-1  0.64000%  Asset Backed Notes due August 15, 2017

$221,000,000   Class A-2  1.09%  Asset Backed Notes due February 15, 2019

$220,000,000   Class A-3  1.25%  Asset Backed Notes due June 15, 2020

$70,610,000   Class A-4  1.49%  Asset Backed Notes due May 15, 2023

$19,362,916  Asset Backed Certificates

Scheduled Payment Date (30/360)				15-Jan-17
Actual Payment Date (A/360)				17-Jan-17
Collection Period Begin Date				28-Nov-16
Collection Period End Date				25-Dec-16
Days in accrual period (30/360)				30
Days in accrual period (ACT/360)				33

(1)	Total Distribution Amount:			$33,996,842.49
	(a)	Total cash receipts during the month:		$33,706,399.46
	(b)	Administrative repurchases during the month:		$289,458.89
	(c)	Investment earnings on cash accounts:		$984.14
	(d)	Payment from Deere to buy-back the deal:		$0.00

(2)	(a)	Administration Fee:		$100.00
	(b)	Administration Fee Shortfall:		$0.00

(3)	Noteholders’ Interest Distributable Amount deposited into Note Distribution Account:			$583,462.99
	Noteholders’ Interest Carryover Shortfall:			$0.00

	(a)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-1 Notes:	$65,880.57
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-1 Notes:	$0.00

	(b)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-2 Notes:	$200,741.67
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-2 Notes:	$0.00

	(c)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-3 Notes:	$229,166.67
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-3 Notes:	$0.00

	(d)	(i)	Noteholders’ Interest Distributable Amount applicable to Class A-4 Notes:	$87,674.08
		(ii)	Noteholders’ Interest Carryover Shortfall applicable to Class A-4 Notes:	$0.00

(4)	Noteholders’ Principal Distribution Amount deposited into Note Distribution Account:			$31,559,617.97
	Noteholders’ Principal Carryover Shortfall:			$0.00

	(a)	(i)	Class A-1 Noteholders’ Monthly Principal Distributable Amount:	$31,559,617.97
		(ii)	% of Principal Distribution Amount applicable to Class A-1 Noteholders:	100.00%
		(iii)	Class A-1 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-1 Noteholders’ Principal Distributable Amount:	$31,559,617.97

	(b)	(i)	Class A-2 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-2 Noteholders:	0.00%
		(iii)	Class A-2 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-2 Noteholders’ Principal Distributable Amount:	$0.00

	(c)	(i)	Class A-3 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-3 Noteholders:	0.00%
		(iii)	Class A-3 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-3 Noteholders’ Principal Distributable Amount:	$0.00

	(d)	(i)	Class A-4 Noteholders’ Monthly Principal Distributable Amount:	$0.00
		(ii)	% of Principal Distribution Amount applicable to Class A-4 Noteholders:	0.00%

		(iii)	Class A-4 Noteholders’ Principal Carryover Shortfall:	$0.00
		(iv)	Class A-4 Noteholders’ Principal Distributable Amount:	$0.00

(5)	Noteholders’ Distributable Amount:			$32,143,080.96

(6)	Reserve Account balance:
	(a)	Beginning balance:		$7,745,729.00
	(b)	Amount of deposit from Collection Account to Reserve Account:		$1,304,974.23
		(i)	Amount to increase the amount on deposit in the Reserve Account to the Specified Reserve Account Balance:	$0.00
		(ii)	Amount of excess to Reserve Account from Collection Account:	$1,304,974.23
	(c)	Amount to be withdrawn from the Reserve Account and deposited into Note Distribution Account (5.05(c)):		$0.00
		(i)	Interest Amount included above:	$0.00
		(ii)	Principal Amount included above:	$0.00
	(d)	Reserve Account Balance over the Specified Reserve Account Balance (before any distribution of excess):		$1,304,974.23
	(e)	Ending Balance (after giving effect to all distributions):		$7,745,729.00
	(f)	Specified Reserve Account Balance:		$7,745,729.00

(7)	Servicing Fee:			$548,687.30
	(a)	Amount of Servicing Fee earned:		$548,687.30
	(b)	Amount of Servicing Fee paid:		$548,687.30
	(c)	Amount of Servicing Fee Shortfall:		$0.00

(8)	Amount paid to Indenture Trustee:			$0.00

(9)	Amount paid to Owner Trustee:			$0.00

(10)	Amount paid to Asset Representations Reviewer
	(a)	Section 5.04 (iii) - Asset Representations Review Fees		$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees		$0.00

(11)	(a)	Certificateholders’ Principal Distributable Amount applicable to current period:		$0.00
	(b)	% of Principal Distribution Amount applicable to Certificate holders:		0.00%
	(c)	Certificateholders’ Principal Carryover Shortfall:		$0.00
	(d)	Certificateholders’ Principal Distributable Amount:		$0.00

(12)	Excess Reserve Account Balance Distributable to Seller (5.05(b)(i) or (ii)):			$1,304,974.23

(13)	(a)	Pool Balance (excluding Accrued Interest) as of close of business on the last day of the related Collection Period:		$626,106,473.85

	(b)	Note Value as of the end of the related Collection Period:		$611,709,727.10

	(c)	Number of Accounts at the end of the related Collection Period:		16,334

(14)	After giving effect to all distributions on such Payment Date:
	(a)	(i)	Outstanding Principal Balance of Class A-1 Notes:	$80,736,810.84
		(ii)	Class A-1 Note Pool Factor:	0.3314319

	(b)	(i)	Outstanding Principal Balance of Class A-2 Notes:	$221,000,000.00
		(ii)	Class A-2 Note Pool Factor:	1.0000000

	(c)	(i)	Outstanding Principal Balance of Class A-3 Notes:	$220,000,000.00
		(ii)	Class A-3 Note Pool Factor:	1.0000000

	(d)	(i)	Outstanding Principal Balance of Class A-4 Notes:	$70,610,000.00
		(ii)	Class A-4 Note Pool Factor:	1.0000000

	(e)	(i)	Outstanding Principal Balance of Certificates:	$19,362,916.00
		(ii)	Certificate Pool Factor:	1.0000000

(15)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:
		(i) Aggregate Principal Balance of Purchased Receivables:	$150,037.19
		(ii) % of Pool Balance:	0.02%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

(16)	(i)	Aggregate amount of net losses for the collection period:	$58,087.30
	(ii)	Cumulative amount of net losses:	$153,288.74
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	$0.00

(17)	(i)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.94%

(18)	Collateral Composition:
	(a)	Number of loans at the beginning of the period:	16,679
	(b)	Number of loans at the end of the period:	16,334
	(c)	Weighted average remaining term on receivables:	33.96267068
	(d)	Prepayment amount - monthly:	($106,759.09)
	(e)	Prepayment amount - life-to-date:	$29,643,568.57
	(f)	Weighted average APR of the pool assets:	2.19%
	(g)	Pool Factor:	0.787299039

(19)	(a)	Delinquency Trigger:	14.60%
	(b)	Payoff Amount of Receivables 60 or more days past due as a percent of ending Pool Balance:	0.94%
	(c)	Delinquency Trigger Occurred: Y/N	N